SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2023
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company organizes its three segments based on product lines as well as a Corporate segment. The three segments are Drones, Vital (Vital Intelligence), and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV). The Vital segment derives its revenue from the sale of products that measure vitals to help detect symptoms from large groups of people from a distance. The Corporate segment includes all costs not directly associated with the Drone and Vital segments. The Company aggregates the information for the segments by analyzing the revenue steam and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

June 30, 2023	Drones	Vital	Corporate	Total
Sales of goods	$2,962,174	$-	$-	$2,962,174
Provision of services	538,351	-	-	538,351
Total revenue	3,500,525	-	-	3,500,525
Segment loss	8,972,201	153,641	4,512,945	13,638,787
Finance and other costs	(43,689)	-	(3,063)	(46,752)
Depreciation	219,422	-	4,821	224,243
Amortization	17,979	-	-	17,979
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write down of inventory	199,647	-	-	199,647
Net loss for the year	$9,365,560	$153,641	$4,457,389	$13,976,590

June 30, 2022	Drones	Vital	Corporate	Total
Sales of goods	$3,170,700	$-	$-	$3,170,700
Provision of services	1,091,733	152,244	-	1,243,977
Total revenue	4,262,433	152,244	-	4,414,677
Segment loss	4,451,926	322,251	6,430,195	11,204,372
Finance and other costs	(157)	-	(21,510)	(21,667)
Depreciation	89,244	-	2,763	92,007
Amortization	21,910	67,236	-	89,146
Change in fair value of derivative liability	-	-	(4,863,578)	(4,863,578)
Loss on write-off of notes receivable	-	-	(771,260)	(771,260)
Net loss for the year	$4,562,923	$389,487	$776,610	$5,729,020

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Revenue
Canada	$1,899,039	$2,136,047	$3,491,133	$4,052,431
United States	-	234,068	9,392	362,246
	$1,899,039	$2,370,115	$3,500,525	$4,414,677

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.